FINANCIAL INSTRUMENTS (Details 17) $ in Thousands, in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,021,864	1,188,917	$ 5,913,040	1,329,653	$ 4,513,688
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,188,917		1,329,653
Syndicate loan Scotia [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	200,022		200,703
Syndicate Loan Banco Estado [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	300,121		301,452
Syndicate ECA Banco BNP Paribas [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 531,181		$ 116,259